SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION
Revenue and Pre-tax Income by Segment

Management System Segment View

($ in millions)

	Cognitive Solutions & Industry Services
			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2016
External revenue	$18,187	$16,700	$35,337	$7,714	$1,692	$79,630
Internal revenue	2,630	409	715	750	1,802	6,307

Total revenue	$20,817	$17,109	$36,052	$8,464	$3,494	$85,936

Pre-tax income from continuing operations	$6,352	$1,732	$4,707	$933	$1,656	$15,380

Revenue year-to-year change	3.8%	(3.1)%	0.6%	(18.0)%	(22.0)%	(2.7)%
Pre-tax income year-to-year change	(12.3)%	(33.4)%	(17.0)%	(45.8)%	(29.9)%	(21.5)%
Pre-tax income margin	30.5%	10.1%	13.1%	11.0%	47.4%	17.9%

2015
External revenue	$17,841	$17,166	$35,142	$9,547	$1,840	$81,535
Internal revenue	2,215	499	698	778	2,637	6,826

Total revenue	$20,055	$17,664	$35,840	$10,325	$4,477	$88,361

Pre-tax income from continuing operations	$7,245	$2,602	$5,669	$1,722	$2,364	$19,602

Revenue year-to-year change	(8.4)%	(11.9)%	(9.8)%	(22.4)%	(1.0)%	(11.2)%
Pre-tax income year-to-year change	(11.8)%	(22.3)%	(20.0)%	24.4%	8.0%	(11.8)%
Pre-tax income margin	36.1%	14.7%	15.8%	16.7%	52.8%	22.2%

2014
External revenue	$19,689	$19,512	$38,889	$12,294	$2,034	$92,418
Internal revenue	2,216	543	840	1,006	2,488	7,093

Total revenue	$21,906	$20,055	$39,729	$13,300	$4,522	$99,512

Pre-tax income from continuing operations	$8,215	$3,347	$7,084	$1,384	$2,189	$22,219

Revenue year-to-year change	(0.1)%	(8.5)%	(0.9)%	(19.8)%	5.1%	(5.1)%
Pre-tax income year-to-year change	(5.2)%	(2.9)%	(7.3)%	(21.5)%	0.8%	(6.2)%
Pre-tax income margin	37.5%	16.7%	17.8%	10.4%	48.4%	22.3%

Reconciliation of segment revenue to IBM as reported

($ in millions)

For the year ended December 31:	2016	2015	2014
Revenue
Total reportable segments	$85,936	$88,361	$99,512
Other revenue	289	206	374
Elimination of internal transactions	(6,307)	(6,826)	(7,093)

Total IBM consolidated revenue	$79,919	$81,741	$92,793

Reconciliation of segment pre-tax income to IBM as reported

($ in millions)

For the year ended December 31:	2016	2015**	2014**
Pre-tax income from continuing operations:
Total reportable segments	$15,380	$19,602	$22,219

Amortization of acquired intangible assets	(998)	(677)	(791)
Acquisition-related charges	(5)	(26)	(12)
Non-operating retirement- related (costs)/income	(598)	(1,050)	(353)
Elimination of internal transactions	(1,160)	(1,675)	(1,746)
Unallocated corporate amounts*	(290)	(230)	688

Total pre-tax income from continuing operations	$12,330	$15,945	$19,986

*The 2014 amount includes the gain related to the Retail Store Solutions divestiture and the net gain related to the System x business divestiture.

**Reclassified to conform to 2016 presentation.

Assets and Other Items by segment

Management System Segment View

($ in millions)

	Cognitive Solutions &
	Industry Services		Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2016
Assets	$25,517	$8,628	$24,085	$3,812	$36,492	$98,534
Depreciation/amortization of intangibles*	1,228	104	2,224	375	317	4,248
Capital expenditures/investments in intangibles	495	55	2,382	453	380	3,764
Interest income	—	—	—	—	1,547	1,547
Interest expense	—	—	—	—	371	371

2015
Assets	$20,017	$8,327	$23,530	$3,967	$36,157	$91,999
Depreciation/amortization of intangibles*	921	81	1,944	321	343	3,610
Capital expenditures/investments in intangibles	448	86	2,619	321	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

2014
Assets	$19,525	$8,831	$22,512	$4,219	$38,845	$93,933
Depreciation/amortization of intangibles*	1,040	98	1,982	734	455	4,308
Capital expenditures/investments in intangibles	413	79	2,321	627	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

*	Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)

At December 31:	2016	2015	2014
Assets
Total reportable segments	$98,534	$91,999	$93,933

Elimination of internal transactions	(5,670)	(4,709)	(5,193)
Unallocated amounts
Cash and marketable securities	6,752	6,634	7,182
Notes and accounts receivable	2,660	2,333	4,253
Deferred tax assets	5,078	4,693	6,465
Plant, other property and equipment	2,656	2,650	2,169
Pension assets	3,034	1,734	2,160
Other	4,425	5,161	6,303

Total IBM consolidated assets	$117,470	$110,495	$117,271

Geographic Information

Revenue*

($ in millions)

For the year ended
December 31:	2016	2015	2014
United States	$30,194	$30,514	$32,021
Japan	8,339	7,544	8,382
Other countries	41,386	43,683	52,390

Total IBM consolidated revenue	$79,919	$81,741	$92,793

*	Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2016	2015	2014
United States	$4,701	$4,644	$4,388
Other countries	5,607	5,532	5,690

Total	$10,308	$10,176	$10,078

Revenue by Classes of Similar Products or Services

($ in millions)

For the year ended
December 31:	2016	2015	2014
Cognitive Solutions
Software	$13,969	$14,557	$16,502
Services	4,111	3,175	3,143
Systems	107	108	44
Global Business Services
Services	$16,399	$16,851	$19,202
Software	179	164	186
Systems	121	151	124
Technology Services &
Cloud Platforms
Services	$24,311	$23,947	$26,462
Maintenance	5,862	6,085	6,790
Software	3,818	3,907	4,332
Systems	1,346	1,203	1,304
Systems
Servers	$3,567	$5,032	$7,177
Storage	2,083	2,325	2,641
Software	1,586	1,749	2,053
Services	478	442	423
Global Financing
Financing	$1,231	$1,386	$1,543
Used equipment sales	461	454	491